Acquisition of Airtronic and Notes Receivable from Airtronic	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Acquisition of Airtronic and Notes Receivable from Airtronic

Note 7 – Acquisition of Airtronic and Notes Receivable from Airtronic

On October 22, 2012, we entered into an Agreement of Merger and Plan of Reorganization (“Merger Agreement”) to acquire 70% of Airtronic USA, Inc. (“Airtronic”), a debtor in possession under chapter 11 of the Bankruptcy Code in a case pending in the US Bankruptcy Court for the Northern District of Illinois, Eastern Division (the “Court”) once Airtronic successfully reorganized and emerged from bankruptcy (the “Merger”). During the period from October 2012 through November 2013, GDSI was actively involved in the day to da management of Airtronic pending the completion of the Merger.

Contemporaneously, on October 22, 2012, we entered into a Debtor In Possession Note Purchase Agreement (“Bridge Loan”) with Airtronic. We agreed to lend Airtronic a maximum of $2,000,000, with an initial advance of $750,000 evidenced by an 8¼% Secured Promissory Note made by Airtronic in favor of the Company (the “Original Note”) and a Security Agreement pledging all of Airtronic’s assets. As of December 31, 2012 we had not advanced any funds to Airtronic under the Bridge Loan and Original Note. The Original Note bears interest at 8¼% per annum, and, unless an event of default shall have previously occurred and be continuing, the full amount of principal and accrued interest under the note shall be due and payable on the consummation of Airtronic’s plan of reorganization.  In March 2013, the Company and Airtronic amended the Bridge Loan to provide for a maximum advance of up to $700,000 in accordance with draws submitted by Airtronic and approved by the Company in accordance with the budget set forth in the amendment.  On June 26, 2013, we agreed to a second modification of the Bridge Loan agreement with Airtronic, and agreed to loan Airtronic up to an additional $550,000 under the Bridge Loan.  On August 5, 2013, we entered into the Second Bridge Loan Modification and Ratification Agreement, received a new 8¼% secured promissory note in principal amount of $550,000 (the “Second Note”), and entered into a Security Agreement with the CEO of Airtronic, which granted a security interest in certain intellectual property for patent-pending applications and trademarks that were registered in the CEO’s name.  On October 10, 2013, we entered into a third modification of the Bridge Loan Agreement, and agreed to loan Airtronic up to an additional $200,000. On October 10, 2013, we entered into the Third Bridge Loan Modification and Ratification Agreement, and received a new 8¼% secured promissory note for $200,000 (the “Third Note”).

On October 2, 2013, Airtronic’s amended plan of reorganization (the “Plan”) was confirmed by the Court, but the Plan was never substantially consummated and has now been terminated.  Under the terms of the Plan, Airtronic needed to close the Merger with the Company within 60 days following the confirmation date, i.e., on or before December 2, 2013, to obtain the funds necessary to pay its creditors in accordance with the Plan.  Nevertheless, Airtronic refused to close the Merger with the Company on or before December 2, 2013, and as a result the Plan terminated and the reorganized Airtronic re-vested in the bankruptcy estate of Airtronic as debtor in possession.

On March 31, 2014, Airtronic filed a First Amended Modified Plan of Reorganization (“First Modified Plan”) which  was confirmed on April 28, 2014.  On May 14, 2014 Airtronic repaid the Original Note, the Second Note and the Third Note together with all accrued interest thereon in the total amount of $.1,509,055.63. Additionally, On May 14, 2014, we received $1,509,055.63 in full payment of its outstanding loans to Airtronic. On August 12, 2014, we received $414,760.83 that it was awarded for legal fees and expenses incurred. Our involvement with Airtronic and its bankruptcy proceedings are now concluded.

Note 4 – Acquisition of Airtronic and Notes Receivable from Airtronic

On October 22, 2012, we entered into an Agreement of Merger and Plan of Reorganization (“Merger Agreement”) to acquire 70% of Airtronic USA, Inc. (“Airtronic”), a debtor in possession under chapter 11 of the Bankruptcy Code in a case pending in the US Bankruptcy Court for the Northern District of Illinois, Eastern Division (the “Court”) once Airtronic successfully reorganized and emerged from bankruptcy, (the “Merger”).

Contemporaneously, on October 22, 2012, we entered into a Debtor In Possession Note Purchase Agreement (“Bridge Loan”) with Airtronic. We agreed to lend Airtronic up to a maximum of $2,000,000, with an initial advance of $750,000 evidenced by an 8¼% Secured Promissory Note with an original principal amount of $750,000 made by Airtronic in favor of the Company (the “Original Note”) and a Security Agreement securing all of Airtronic’s assets. As of December 31, 2012 we had not advanced any funds to Airtronic under the Bridge Loan and Original Note. The Original Note bears interest at 8¼% per annum, is secured by all of Airtronic’s assets and, unless an event of default shall have previously occurred and be continuing, the full amount of principal and accrued interest under the note shall be due and payable on the consummation of Airtronic’s plan of reorganization.  In March 2013, the Company and Airtronic amended the Bridge Loan to provide for a maximum advance of up to $700,000 in accordance with draws submitted by Airtronic and approved by the Company in accordance with the budget set forth in the amendment.  On June 26, 2013, we agreed to a second modification of the Bridge Loan agreement with Airtronic, and agreed to loan Airtronic up to an additional $550,000 under the Bridge Loan.  On August 5, 2013, we entered into the Second Bridge Loan Modification and Ratification Agreement, a new 8¼% secured promissory note for $550,000 (the “Second Note”), and a Security Agreement with the CEO of Airtronic, securing certain intellectual property for patent-pending applications and trademarks that were registered in her name.  On October 10, 2013 we agreed to a third modification of the Bridge Loan Agreement with Airtronic, and agreed to loan Airtronic up to an additional $200,000 under the Bridge Loan. On October 10, 2013, we entered into the Third Bridge Loan Modification and Ratification Agreement, and a new 8¼% secured promissory note for $200,000 (the “Third Note”).

On October 2, 2013, Airtronic’s amended plan of reorganization (the “Plan”) was confirmed by the Court, but the Plan was never substantially consummated and has now been terminated.  Under the express terms of the Plan, Airtronic needed to close the Merger with the Company within 60 days following the confirmation date, i.e. on or before December 2, 2013 to obtain the funds necessary to pay its creditors in accordance with the Plan.  Nevertheless, Airtronic refused to close the Merger with the Company on or before December 2, 2013 and as a result the Plan terminated and the reorganized Airtronic re-vested in the bankruptcy estate of Airtronic as debtor in possession.

On December 5, 2013, the Company filed a motion with the Court to declare the Original Note, the Second Note and the Third Note to be in default.  A supplemental motion was filed with the Court on January 6, 2014. On February 23, 2014, Airtronic filed a modified plan of reorganization (“Modified Plan”) that provides, among other things, for the full repayment of the Original Note, the Second Note and the Third Note together with all accrued interest thereon, subject to confirmation of the Modified Plan.  On March 3, 2014, a creditor of Airtronic, Airtronic Acquisition, LLC, filed their proposed plan of reorganization (“The AAC Plan”).  The AAC Plan also provides, among other things, for the full repayment of the Original Note, the Second Note and the Third Note together with all accrued interest thereon, subject to confirmation of the AAC Plan. On March 26, 2014, the Court approved an order fixing the time for filing, acceptance or rejection of the proposed plans of reorganization, and set April 28, 2014 as the date for the hearing to confirm either the Modified Plan or the AAC Plan. The Company is not able to predict the likelihood of confirmation of either the Modified Plan or the AAC Plan or of any other transaction involving Airtronic.